Debt - Hybrid Junior Subordinated Notes (Details) - Hybrid junior subordinated notes - AIGLH notes	Aug. 23, 2022 USD ($)
Debt Instrument [Line Items]
Amount of debt issued	$ 1,000,000,000
Interest rate (as a percent)	6.875%
Interest rate and payment reset period (in years)	5 years